Project and Trade Finance Core Fund
Portfolio of Investments
June 30, 2026 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—81.2%
		Air Transportation—3.0%
$ 9,850,000	[2,3]	Avolon TLB 2030, 5.389% (SOFR CME +1.750%), 6/24/2030	10/3/2024	$ 9,837,687	$ 9,850,000
30,000,000	[2,3]	Viva Aerobus, 6.625% (SOFR CME +3.000%), 12/16/2030	1/6/2026	29,850,000	29,972,676
20,714,147	[2,3]	Yeco Leasing Ltd. (Cayman, Inc.), 5.651%–5.709% (SOFR CME +1.750%), 12/15/2029	3/20/2025- 4/22/2025	20,588,026	20,714,147
		TOTAL			60,536,823
		Automotive—0.5%
7,309,445	[2,3]	JSC UzAuto Motors, 5.722% (SOFR +5.722%), 10/26/2026	6/12/2026	7,309,445	7,308,885
2,400,000	[2,3]	JSC UzAuto Motors (“UzAuto Motors”), 7.854% (SOFR CME +4.250%), 8/24/2026	9/18/2023	2,400,000	2,400,000
		TOTAL			9,708,885
		Banking—13.2%
18,000,000	[2,3]	Akbank T.A.S., 4.928% (SOFR CME +1.350%), 9/10/2026	2/13/2026	18,000,000	17,970,336
32,000,000	[2,3]	Banco Do Brasil S.A., London Branch, 4.696% (SOFR CME +1.000%), 3/19/2027	3/19/2026	32,000,000	32,024,510
19,500,000	[2,3]	Itau Unibanco S.A. Nassau Branch, 4.169% (SOFR CME +3.649%), 9/3/2026	6/3/2026	19,500,000	19,496,374
27,600,000	[2,3]	Joint Stock Commercial Bank Agrobank, 6.793% (SOFR CME +3.050%), 11/12/2027	12/15/2025- 1/15/2026	27,572,500	27,600,000
EUR 15,000,000	[2,3]	Joint-Stock Co. Asakabank, 5.247% (3-month EURIBOR +2.850%), 12/7/2027	12/9/2025	17,610,760	17,138,998
$ 10,000,000	[2,3]	National Bank of Egypt, 5.064% (SOFR CME +1.500%), 7/31/2026	12/19/2025	9,699,804	9,955,476
22,500,000	[2,3]	National Bank of Egypt, 5.462% (SOFR CME +1.700%), 11/4/2026	3/24/2026	22,500,000	22,599,890
35,000,000	[2,3]	National Bank of Egypt, 5.508% (SOFR CME +1.500%), 5/21/2027	6/22/2026	35,000,000	34,986,390
EUR 29,500,000	[2,3]	T.C. Ziraat Bankasi A.S., 2.984% (3-month EURIBOR +0.750%), 11/16/2026	4/22/2026	34,498,598	33,589,568
$ 10,000,000	[2,3]	T.C. Ziraat Bankasi A.S., 4.643% (SOFR CME +1.000%), 11/12/2026	1/21/2026	9,957,500	9,961,038
29,500,000	[2]	TurkExim Bank (Turkiye Ihracat Kredi Bankasi A.S.) the Republic of Turkiye, state owned bank and the official Export Credit Agency of Turkiye, 4.531%, 2/10/2027	1/26/2026	29,500,000	29,385,922
EUR 7,000,000	[2,3]	Turkiye Vakiflar Bankasi T.A.O., 3.162% (3-month EURIBOR +0.850%), 12/10/2026	1/20/2026	8,165,559	7,975,444
5,000,000	[2,3]	Yapi ve Kredi Bankasi A.S., 3.089% (3-month EURIBOR +0.850%), 11/16/2026	1/20/2026	5,833,086	5,694,273
		TOTAL			268,378,219
		Basic Industry - Metals/Mining Excluding Steel—4.2%
14,000,000	[2,3]	Almalyk Mining Metallurgical Complex JSC, 5.468% (3-month EURIBOR +3.300%), 4/23/2030	8/5/2025- 10/15/2025	16,321,120	15,996,399
$ 17,109,442	[2,3]	CSN, 6.144% (SOFR CME +2.500%), 12/31/2027	3/26/2024- 2/5/2026	17,109,441	16,182,322
12,526,316	[2,3]	Glencore Eramet, 6.732% (SOFR CME +3.000%), 12/31/2029	5/15/2025	12,526,316	12,607,106
13,000,000	[2,3]	Harmony Gold Mining Co. Ltd., 6.420% (SOFR +2.800%), 5/31/2027	7/30/2018- 12/13/2024	13,001,918	13,000,000
18,000,000	[2,3]	Mercuria Energy Trading S.A., 6.914% (SOFR CME +3.250%), 6/15/2031	6/22/2026	18,000,000	17,980,177
10,148,045	[2,3]	Trafigura Pte., Ltd., 5.044% (SOFR CME +1.400%), 12/3/2026	12/4/2025	10,164,107	10,148,045
		TOTAL			85,914,049
		Beverages—0.5%
10,234,605	[2,3]	International Beverage Tashkent, 8.292% (SOFR CME +4.500%), 5/23/2029	12/23/2021- 3/26/2025	10,234,605	10,234,605
		Chemicals—2.0%
2,425,000	[2,3]	Egyptian Ethylene & Derivatives Co. SAE, 7.665% (SOFR CME +4.000%), 9/13/2028	9/22/2023- 10/17/2023	2,425,000	2,425,000
EUR 12,000,000	[2,3]	Ineos Rafnes AS, 4.215% (3-month EURIBOR +1.981%), 4/30/2030	10/3/2025	14,006,728	13,711,199
$ 160,000	[2,3]	PJSC Acron, 6.555% (SOFR CME +1.700%), 7/30/2026	11/10/2021	160,000	160,000

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Chemicals—continued
$ 25,000,000	[2,3]	Valentra LLC, 7.576% (SOFR CME +4.000%), 12/31/2030	11/26/2025	$25,000,000	$ 25,000,000
		TOTAL			41,296,199
		Communications - Telecom Wirelines—3.7%
EUR 17,000,000	[2,3]	Antin Elephant Bidco B.V., 4.349%–4.649% (3-month EURIBOR +2.200%), 6/29/2029	3/18/2025- 3/3/2026	18,441,476	19,369,232
$ 18,528,333	[2,3]	Dobson Technologies, Inc., 7.380%–7.440% (SOFR CME +3.750%), 9/26/2029	12/16/2024- 6/18/2026	18,528,333	18,543,494
13,825,000	[2,3]	Gridiron Fiber Corp., 7.482% (SOFR CME +3.750%), 4/1/2032	11/22/2023- 3/26/2025	13,738,955	13,825,000
EUR 10,400,000	[2,3]	Telekom Srbija a.d. Beograd, 6.049% (6-month EURIBOR +3.500%), 12/5/2029	11/28/2024	10,925,915	11,941,598
10,000,000	[2,3]	Telekom Srbija a.d. Beograd, 6.365% (6-month EURIBOR +3.950%), 9/30/2028	3/11/2026	11,520,498	11,425,999
		TOTAL			75,105,323
		Consumer Goods - Food - Wholesale—0.0%
$ 1	[3,4,5,6]	Vicentin SAIC II, 10.853% (SOFR CME +6.000%), 1/15/2024	10/26/2015- 10/30/2015	1	0
		Consumer Products—0.5%
11,100,000	[2,3]	Amaggi Exportacao E Importacao (Brazil), 5.545% (SOFR CME +1.900%), 9/3/2027	4/29/2026	11,100,000	11,074,448
		Energy - Exploration & Production—5.3%
26,213,468	[2,3]	Azule Energy Holding Ltd., 8.130% (SOFR CME +4.500%), 7/29/2029	10/27/2022- 1/23/2026	26,652,306	26,489,801
15,445,652	[2,3]	BlueNord Energy Denmark A/S, 7.610% (SOFR CME +4.000%), 12/31/2029	6/7/2024- 2/19/2026	15,445,652	15,445,652
7,854,167	[2,3]	Borrower Prime Oil and Gas Cooperatief UA, parent holdco offshore in Netherlands, 7.653% (SOFR CME +4.250%), 3/31/2032	3/28/2024- 3/25/2026	7,835,369	7,854,167
13,090,431	[2,3]	Carmo Energy S.A., 6.646% (SOFR CME +5.280%), 12/22/2029	6/30/2023- 12/16/2024	13,090,431	13,090,431
14,000,000	[2,3]	CC Energy Development Ltd., 7.499% (SOFR CME +3.875%), 12/31/2030	8/31/2022	14,000,000	14,000,000
13,474,654	[2,3]	Neo Energy Group Ltd., 7.620% (SOFR CME +4.000%), 6/30/2031	7/24/2025- 3/30/2026	13,474,654	13,474,654
11,000,000	[2,3]	OQ SAOC, 4.577% (SOFR CME +0.850%), 9/17/2027	1/28/2025	10,987,250	11,067,931
6,000,000	[2,3]	SOCAR Energy, 7.518% (SOFR CME +3.450%), 8/11/2026	8/11/2021	5,949,000	6,000,000
1,536,841	[2,3]	Sonangol Finance Ltd. (SFL), Inc. in Cayman Islands, a wholly owned subsidiary of Sonangol EP, 9.004% (SOFR CME +5.360%), 9/30/2027	4/25/2024- 12/4/2024	1,406,267	1,536,841
		TOTAL			108,959,477
		Energy - Gas Distribution—8.7%
22,826,624	[2,3]	BOTAS Ministry of Treasury and Finance of the Republic of Turkiye, 6.046% (SOFR CME +2.350%), 10/16/2028	10/13/2025- 11/13/2025	22,826,624	22,826,624
26,308,269	[2,3]	Caliche Development Partners III LLC, SPV, 5.870% (SOFR CME +2.250%), 10/1/2029	12/4/2024- 3/27/2026	26,292,513	26,308,268
18,156,238	[2,3]	Energia Mayakan S.A. de CV, 6.370% (SOFR CME +2.750%), 3/20/2031	10/8/2024- 3/2/2026	18,061,102	18,156,238
30,783,220	[2,3]	Matterhorn Express Pipeline LLC, 6.132% (SOFR CME +2.250%), 3/31/2031	11/4/2025- 2/5/2026	30,757,214	30,783,220
EUR 23,385,017	[2,3]	Medina, 4.900% (3-month EURIBOR +2.750%), 4/30/2031	2/20/2026	27,427,702	26,690,968
$ 8,784,958	[2,3]	Nigeria LNG Ltd., 7.980% (SOFR CME +3.750%), 3/31/2029	2/5/2025	8,461,512	8,722,051
15,000,000	[2,3]	Uztransgaz JSC, 6.832% (SOFR CME +3.100%), 6/9/2027	5/14/2026	15,000,000	15,000,000
2,174,517	[3]	Venture Global Plaquemines Cont Reserve, 5.869% (SOFR CME +2.225%), 5/25/2029	8/27/2025- 2/2/2026	2,174,517	2,174,517
17,318,045	[3]	Venture Global Plaquemines LNG LLC, 5.869% (SOFR CME +2.225%), 5/25/2029	12/15/2022- 2/2/2026	17,318,045	17,321,595

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Gas Distribution—continued
$ 8,316,000	[2,3]	VMOS S.A., 9.075%–9.194% (SOFR CME +5.500%), 7/8/2030	8/18/2025- 6/4/2026	$ 8,316,000	$ 8,316,000
		TOTAL			176,299,481
		Energy - Integrated Energy—8.4%
30,500,000	[2,3]	BP Oil International Ltd., 4.158% (SOFR CME +0.400%), 10/7/2026	6/23/2026	30,500,000	30,500,000
12,326,583	[2,3]	Heritage Petrol Co. Ltd., 9.176% (SOFR CME +5.250%), 5/5/2029	11/9/2023- 5/22/2024	12,639,667	12,326,584
36,132,080	[2,3]	Leopard Funding Ltd., 9.914% (SOFR CME +6.250%), 9/17/2029	6/9/2025- 6/24/2026	36,065,479	36,841,538
20,000,000	[2,3]	Leopard Funding Ltd., 9.914% (SOFR CME +6.250%), 12/15/2030	3/4/2026	20,001,250	20,132,089
27,436,659	[2,3]	Northern Hydrocarbon Funding Ltd., 9.232% (SOFR CME +5.500%), 9/30/2029	7/15/2025- 5/15/2026	27,395,201	27,782,270
17,981,818	[2,3]	Puma International Financing S.A. (Lux, Inc.), 5.769% (SOFR CME +2.150%), 6/4/2028	5/30/2024- 5/27/2025	17,951,818	17,981,818
24,570,147	[2,3]	Staatsolie Maatschappij Suriname NV (“Staatsolie”), 9.167% (SOFR CME +5.500%), 5/24/2032	5/15/2025- 2/20/2026	24,570,147	24,570,147
		TOTAL			170,134,446
		Energy - Oil Field Equipment & Services—3.6%
6,070,422	[2,3]	Alfa Lula Alto S.a.r.l., 5.952% (SOFR CME +2.100%), 1/15/2028	6/16/2023- 4/8/2024	6,010,119	6,170,754
15,790,987	[2,3]	Alfa Lula Alto S.a.r.l., 6.152% (SOFR CME +2.300%), 12/15/2029	6/16/2023- 2/10/2026	15,749,574	16,226,854
10,720,677	[2,3]	Beta Lula Central S.a.r.l. (Lux, Inc.), 6.192% (SOFR CME +2.300%), 6/15/2030	12/6/2023- 7/11/2024	10,676,731	10,929,908
3,007,550	[2,3]	EDRILL T15 Pte. Ltd., 7.322% (SOFR CME +3.500%), 2/29/2028	6/20/2025	2,992,512	3,001,090
3,095,450	[2,3]	EDRILL Vencedor Pte., 7.322% (SOFR CME +3.500%), 2/29/2028	6/20/2025	3,079,973	3,089,150
20,837,997	[2,3]	Tartaruga MV29 B.V., 6.276% (SOFR CME +2.350%), 3/15/2032	7/16/2025	20,737,205	20,837,998
14,139,451	[2,3]	Yinson Azalea Production Pte Ltd., 6.463% (SOFR CME +2.800%), 11/12/2031	8/5/2024- 12/15/2025	14,116,901	14,139,451
		TOTAL			74,395,205
		Energy - Oil Refining and Marketing—6.0%
30,000,000	[2,3]	Acelen America Inc., 6.236% (SOFR CME +2.600%), 7/17/2026	6/16/2026	29,844,090	29,910,243
30,000,000	[2]	P.M.I. Trading, DAC, 5.661%–5.702%, 7/24/2026	3/18/2026	29,448,543	29,887,547
35,000,000	[2]	Turkiye Petrol Rafinerileri A.S. (“Tupras”, the “Co.”) - Old, 4.915%, 7/1/2026	3/23/2026	34,622,484	34,994,880
27,000,000	[2,3]	Vibra Trading B.V. (VTBV), offshore trading entity wholly owned by Vibra Energies (Vibra), 4.950% (SOFR CME +1.300%), 8/12/2026	5/6/2026	26,788,391	26,836,360
		TOTAL			121,629,030
		Foreign Sovereign—9.6%
EUR 4,142,857	[2,3]	Benin, Government of, 6.393% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023- 6/20/2024	4,447,768	4,733,628
12,500,000	[2,3]	Cote D’Ivoire, Government of, 4.623% (3-month EURIBOR +2.500%), 1/2/2027	2/23/2026	14,266,847	14,282,499
12,500,000	[2,3]	Cote D’Ivoire, Government of, 5.185% (6-month EURIBOR +3.050%), 3/5/2027	5/21/2024	13,569,994	14,282,499
$ 18,115,265	[2,3]	Egypt, Government of, 6.497%–7.056% (SOFR CME +3.150%), 6/28/2027	6/24/2025- 6/28/2026	18,115,265	18,115,265
16,547,976	[2,3]	Egypt, Government of, 7.373%–7.740% (SOFR CME +4.000%), 6/21/2027	9/25/2025- 6/23/2026	16,547,976	16,547,976
5,833,953	[2,3]	GOV Pakistan 216, 7.437%–7.882% (SOFR CME +3.900%), 8/24/2026	6/14/2025- 11/4/2025	5,833,953	5,863,424
7,429,516	[2,3]	Islamic Republic of Pakistan represented by Ministry of Economic Affairs, 7.294%–7.333% (SOFR CME +3.300%), 6/28/2027	6/21/2026- 6/25/2026	7,429,517	7,429,516
EUR 5,000,000	[2]	Minister of Finance of Ukraine, 7.819%, 9/1/2026	8/25/2021	5,877,250	5,589,110
SAR 25,493,461	[2,3]	MOF Saudi Arabia, 5.202% (6-month SAIBOR +5.475%), 1/31/2035	10/29/2024	6,787,939	5,767,444

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
EUR 8,750,000	[2,3]	Republic of Senegal via Ministry of Finance and Budget, 8.407% (6-month EURIBOR +5.800%), 12/22/2028	12/19/2023- 5/9/2024	$ 9,478,178	$ 8,622,887
6,212,167	[2,3]	Senegal, Government of, 7.092% (1-month EURIBOR +4.850%), 8/1/2026	6/9/2023	6,675,593	7,093,601
4,500,000	[2,3]	The Republic De Cote D’Ivoire Acting Through And Represented By The Ministre Des Finances Et Du Budget (Minister Of Finance And Budget), 7.853% (6-month EURIBOR +5.750%), 1/8/2028	6/3/2024	4,905,682	5,141,700
701,493	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 6.378% (6-month EURIBOR +4.250%), 3/3/2027	9/8/2025	811,905	802,957
2,597,201	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 6.386% (6-month EURIBOR +4.250%), 3/8/2029	9/8/2025	2,940,142	2,953,847
$ 15,000,000	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 9.388% (SOFR CME +5.750%), 2/23/2027	2/23/2026	15,000,000	15,000,000
12,000,000	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 9.410% (SOFR CME + 5.750%), 10/23/2026	10/26/2025	12,000,000	12,000,000
EUR 24,300,000	[2,3]	The Republic of Côte d’Ivoire, acting through the Minister of Finance and Budget, 4.912% (6-month EURIBOR +2.850%), 3/9/2027	4/23/2025	27,520,972	27,765,178
18,000,000	[2,3]	The Republic of Côte d’Ivoire, acting through the Minister of Finance and Budget, 4.991% (6-month EURIBOR +2.850%), 7/14/2026	8/15/2025	20,940,295	20,565,795
$ 2,000,000	[2,3]	United Republic of Tanzania Ministry of Finance & Economic Affairs, 9.883% (SOFR CME +5.850%), 8/9/2026	5/20/2024	2,000,250	2,000,000
		TOTAL			194,557,326
		Supranational—3.8%
15,000,000	[2,3]	Africa Finance Corp., 4.897% (SOFR CME +1.150%), 12/12/2028	5/28/2026	14,921,250	14,904,473
EUR 13,000,000	[2,3]	African Export-Import Bank (“Afrexim Bank”), 3.304% (3-month EURIBOR +1.100%), 2/26/2027	5/6/2026	15,049,232	14,825,661
$ 30,000,000	[2,3]	African Export-Import Bank (“Afrexim Bank”), 4.944% (SOFR CME +1.200%), 12/30/2026	2/26/2026	29,955,000	30,000,000
EUR 4,375,000	[2,3]	Bank of Industry Ltd., 4.404% (3-month EURIBOR +2.200%), 9/30/2027	11/29/2024	4,589,595	4,998,874
$ 6,250,000	[2,3]	Bank of Industry Ltd. (BOI) Guarantor - Africa Finance Corp., 5.836% (SOFR CME +2.200%), 9/30/2027	12/3/2024	6,250,000	6,250,000
6,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 5.617% (SOFR CME +1.950%), 12/16/2027	12/11/2024	6,000,000	6,000,000
		TOTAL			76,979,008
		Telecommunications - Wireless—4.1%
10,000,000	[2,3]	IHS Holding Ltd., Cayman Islands, Inc., 8.173% (SOFR CME +4.500%), 10/9/2029	10/8/2024	10,000,000	10,000,000
6,057,692	[2,3]	IHS Zambia Ltd., 8.935% (SOFR CME +5.262%), 12/15/2027	11/11/2021- 10/17/2024	6,053,468	6,187,144
EUR 9,800,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and Inc. in Spain, 4.944% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 4/23/2025	10,474,874	11,669,231
9,700,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 5.779% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 2/25/2025	10,743,842	11,550,157
$ 31,000,000	[2,3]	Phoenix Tower International Spain ETVE, SL, 7.732% (SOFR CME +4.000%), 8/10/2027	11/21/2022- 1/28/2026	30,934,583	31,316,687
EUR 10,500,000	[2,3]	Vantage Towers AG, 4.791% (3-month EURIBOR +4.000%), 3/21/2030	7/2/2024	11,284,910	11,997,299
		TOTAL			82,720,518
		Transportation - Transport Infrastructure/Services—2.1%
$ 29,625,000	[2,3]	Impala Terminals Switzerland S.a.r.l., 5.915% (SOFR CME +2.000%), 7/21/2028	8/4/2025	29,625,000	29,625,000
5,217,143	[2,3]	Maher Terminals LLC, 6.394% (SOFR CME +2.750%), 11/17/2027	3/7/2024	5,178,014	5,217,143
7,716,667	[2,3]	Transnet SOC Ltd., 8.301% (SOFR CME +4.250%), 6/21/2027	11/14/2024- 12/4/2025	7,690,315	7,716,667
		TOTAL			42,558,810
		Utility - Electric-Generation—2.0%
17,687,742	[2,3]	AES Andes S.A., 4.692% (SOFR CME +1.000%), 9/18/2026	6/18/2026	17,548,415	17,548,081

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Utility - Electric-Generation—continued
$ 14,175,000	[2,3]	Karadeniz WAF, 8.634% (SOFR CME +4.950%), 11/7/2030	8/26/2025	$14,175,000	$ 14,109,487
IDR 34,567,242,229	[2,7]	PT MaxPower, 0.000%, 6/10/2039	6/13/2019	2,284,910	1,917,506
79,550,222,576	[2]	PT MaxPower, 7.750%, 6/10/2039	6/13/2019	4,598,877	4,412,792
$ 3,663,712	[2,3]	Qatar Electricity and Water Co. (QEWC) Q.P.S.C, 4.811% (SOFR CME +5.320%), 6/30/2027	2/8/2024	3,601,961	3,640,356
		TOTAL			41,628,222
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $1,649,465,775)			1,652,110,074
		INVESTMENT COMPANY—16.1%
326,631,059		Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[8] (IDENTIFIED COST $326,631,059)			326,631,059
		TOTAL INVESTMENT IN SECURITIES—97.3% (IDENTIFIED COST $1,976,096,834)			1,978,741,133
		OTHER ASSETS AND LIABILITIES - NET—2.7%[9]			55,629,193
		NET ASSETS—100%			$2,034,370,326
At June 30, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
7/24/2026	Barclays Bank	115,045,148	EUR	$99,000,000	$1,826,886
8/28/2026	State Street Bank & Trust Co.	89,992,915	EUR	$76,000,000	$2,950,598
8/28/2026	State Street Bank & Trust Co.	9,453,219	EUR	$8,000,000	$290,870
8/28/2026	Morgan Stanley & Co	26,241,243	EUR	$23,000,000	$(100,511)
9/25/2026	State Street Bank & Trust Co.	102,782,776	EUR	$88,200,000	$1,648,220
9/25/2026	State Street Bank & Trust Co.	562,933	GBP	$420,000	$5,822
9/25/2026	Credit Agricole	6,240,085	IDR	$112,500,000,000	$(9,082)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$6,612,803
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2026	$56,840,836
Purchases at Cost	$507,381,417
Proceeds from Sales	$(237,591,194)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2026	$326,631,059
Shares Held as of 6/30/2026	326,631,059
Dividend Income	$1,871,860

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2026, these restricted securities amounted to $1,652,110,074, which represented 81.2% of net assets.

2
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input.
Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Issuer in default.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	Non-income-producing security.
7	Zero coupon bond.
8	7-day net yield.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$19,496,112	$1,632,613,962	$1,652,110,074
Investment Company	326,631,059	—	—	326,631,059
TOTAL SECURITIES	$326,631,059	$19,496,112	$1,632,613,962	$1,978,741,133
Other Financial Instruments[1]
Assets	$—	$6,722,396	$—	$6,722,396
Liabilities	—	(109,593)	—	(109,593)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$6,612,803	$—	$6,612,803

1	Other financial instruments are foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2026	$1,644,734,423
Accreted/amortized discount/premiums	1,786,711
Realized gain (loss)	1,960,032
Change in unrealized appreciation/depreciation	(362,987)
Purchases	370,661,452
(Sales)	(386,165,669)
Balance as of 6/30/2026	$1,632,613,962
Total change in unrealized appreciation/depreciation attributable to investments still held at 6/30/2026	$812,272

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound
IDR	—Indonesian Rupiah
JSC	—Joint Stock Company
SAIBOR	—Saudi Arabian Interbank Offered Rate
SAR	—Saudi Arabian Riyal
SOFR	—Secured Overnight Financing Rate